SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplementary Statement Of Balance Sheet Information [Abstract]
Depreciation	$ 2,551	$ 1,694	$ 1,245